Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders		$ (43.5)	$ (20.5)	$ (93.5)	$ (0.3)	$ 11.1
Accretion of redeemable noncontrolling interest		(0.3)	0.0
Net loss attributable to Lionsgate shareholders after accretion of redeemable noncontrolling interest, basic		(43.8)	(20.5)	$ (105.4)	$ (0.3)	$ 11.1
Net loss attributable to Lionsgate shareholders after accretion of redeemable noncontrolling interest, diluted		$ (43.8)	$ (20.5)
Denominator:
Weighted average common shares outstanding, basic (in shares)		272.4	253.4	253.4	253.4	253.4
Weighted average common shares outstanding, diluted (in shares)		272.4	253.4	253.4	253.4	253.4
Basic net loss per common share (in USD per share)	$ (0.16)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share (in USD per share)	$ (0.16)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04